Income Tax - Income (Loss) before Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) recorded in the Netherlands	$ (32)	$ (22)	$ (20)
Income (loss) from foreign operations	4,795	4,508	2,357
Income (loss) before income tax benefit (expense)	$ 4,763	$ 4,486	$ 2,337